Provision (Benefit) for Income Taxes Reconciliations to Recorded Tax Provision (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation [Abstract]
Provision (benefit) at statutory rate	$ (131)	$ (600)	$ 1,255
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	(22)	263	(75)
State income taxes (net of federal benefit)	3	(21)	82
State deferred income tax rate change	43	0	0
Foreign operations – net (Including tax effect of Canadian Sale)	78	8	(11)
Taxes on undistributed earnings of foreign subsidiaries - net	0	0	(37)
Translation adjustment of certain unrecognized tax benefits	(1)	(71)	0
Other – net	5	22	35
Provision (benefit) for income taxes	$ (25)	$ (399)	$ 1,249